SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant, and Equipment) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Loss on disposition of fixed assets	$ 0.1
Machinery
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Capital leases
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years